Expense Example - Class K - iShares Russell Small/Mid-Cap Index Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	81
Expense Example, with Redemption, 10 Years	$ 196